INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF INVENTORIES
	December 31,	December 31,
	2021	2020

Raw materials	$93	$19
Smart cart electrical equipment	908	-
Smart cart parts	145	-
	$1,147	$19